Treasury Stocks - Additional Information (Details) - shares	1 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Apr. 30, 2018
Equity Class Of Treasury Stock [Line Items]
Ordinary shares contributed for future share awards			403,157
Treasury stock, shares		22,098,952		51,624,000
2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Ordinary shares Held in trust					51,624,000
Ordinary shares contributed for future share awards			403,157
Restricted Share Units | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Restricted share units vested transferred from treasury stocks to ordinary shares	13,928,205
Restricted Ordinary Shares | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Restricted share units vested transferred from treasury stocks to ordinary shares	16,000,000